Note 1 - Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents (in Dollars)	$ 653,000	$ 508,000
Finite-Lived Intangible Asset, Useful Life	7 years
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months (in Dollars)	40,857
Finite-Lived Intangible Assets, Amortization Expense, Year Two (in Dollars)	40,857
Finite-Lived Intangible Assets, Amortization Expense, Year Four (in Dollars)	40,857
Finite-Lived Intangible Assets, Amortization Expense, Year Three (in Dollars)	40,857
Finite-Lived Intangible Assets, Amortization Expense, after Year Five (in Dollars)	$ 10,215
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years